Market Risk Benefits - Reconciliation of Market Risk Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Market Risk Benefit [Line Items]
Asset position	$ 578	$ 325
Liability position	1,074	1,204
Net (asset) liability	496	879	$ 1,462	$ 660
Variable Annuities
Market Risk Benefit [Line Items]
Asset position	576	321
Liability position	529	711
Net (asset) liability	(47)	390	617
Fixed Indexed Annuities
Market Risk Benefit [Line Items]
Asset position	2	4
Liability position	545	493
Net (asset) liability	$ 543	$ 489	$ 845